Summary of Significant Accounting Policies - Adjusted Balance Sheet to Apply Adopted Guidance (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	$ 2,643,000,000	$ 2,517,000,000		$ 3,101,000,000	$ 3,140,000,000	$ 3,155,000,000
Deferred income taxes	8,435,000,000	8,831,000,000		4,796,000,000	3,950,000,000
Deferred policy acquisition costs and value of business acquired	10,641,000,000	10,563,000,000		10,598,000,000	10,500,000,000
Market risk benefit assets, at fair value	830,000,000	796,000,000		610,000,000	338,000,000	338,000,000
Other assets		2,521,000,000		3,614,000,000	3,824,000,000
Total assets	366,691,000,000	360,322,000,000		425,431,000,000	422,435,000,000
Liabilities:
Future policy benefits for life and accident and health insurance contracts	53,406,000,000	50,518,000,000	$ 57,415,000,000	64,270,000,000	65,182,000,000
Policyholder contract deposits	158,025,000,000	156,058,000,000	152,447,000,000	151,545,000,000	148,421,000,000	148,421,000,000
Market risk benefit liabilities, at fair value	5,144,000,000	4,736,000,000		7,499,000,000	8,739,000,000
Other policyholder funds	2,897,000,000	2,885,000,000	2,884,000,000	2,879,000,000	2,740,000,000
Total liabilities	354,226,000,000	350,003,000,000		396,359,000,000	383,760,000,000
Shareholders’ net investment(h)	17,592,000,000	18,207,000,000		10,937,000,000	23,771,000,000
Accumulated other comprehensive income (loss)	(14,067,000,000)	(16,863,000,000)		8,233,000,000	12,304,000,000
Total Corebridge Shareholders' equity	11,555,000,000	9,380,000,000		27,230,000,000	36,075,000,000
Total equity	12,465,000,000	10,319,000,000	$ 21,593,000,000	28,989,000,000	38,624,000,000	39,781,000,000	$ 33,679,000,000
Total liabilities, redeemable noncontrolling interest and equity	366,691,000,000	360,322,000,000		425,431,000,000	422,435,000,000
Cumulative effect of change in accounting principle
Liabilities:
Shareholders’ net investment(h)					158,000,000
Total equity						(1,157,000,000)	$ (246,000,000)
As Previously Reported
Assets:
Reinsurance assets, net of allowance for credit losses and disputes		2,980,000,000		2,932,000,000	2,707,000,000	2,722,000,000
Deferred income taxes		9,162,000,000		4,837,000,000	3,640,000,000
Deferred policy acquisition costs and value of business acquired		13,179,000,000		8,058,000,000	7,363,000,000
Market risk benefit assets, at fair value		0		0	0
Other assets		2,852,000,000		3,303,000,000	3,428,000,000
Total assets		364,217,000,000		416,212,000,000	410,155,000,000
Liabilities:
Future policy benefits for life and accident and health insurance contracts		57,266,000,000		57,751,000,000	54,660,000,000
Policyholder contract deposits		158,966,000,000		156,846,000,000	154,892,000,000	154,892,000,000
Market risk benefit liabilities, at fair value		0		0	0
Other policyholder funds		3,331,000,000		2,849,000,000	2,492,000,000
Total liabilities		355,068,000,000		387,284,000,000	370,323,000,000
Shareholders’ net investment(h)		16,121,000,000		8,859,000,000	22,579,000,000
Accumulated other comprehensive income (loss)		(15,947,000,000)		10,167,000,000	14,653,000,000
Total Corebridge Shareholders' equity		8,210,000,000		27,086,000,000	37,232,000,000
Total equity		9,149,000,000		28,845,000,000	39,781,000,000
Total liabilities, redeemable noncontrolling interest and equity		364,217,000,000		416,212,000,000	410,155,000,000
Cumulative effect adjustments
Assets:
Reinsurance assets, net of allowance for credit losses and disputes		(463,000,000)		169,000,000	433,000,000
Deferred income taxes		(331,000,000)		(41,000,000)	310,000,000
Deferred policy acquisition costs and value of business acquired		(2,616,000,000)		2,540,000,000	3,137,000,000
Market risk benefit assets, at fair value		796,000,000		610,000,000	338,000,000
Other assets		(331,000,000)		311,000,000	396,000,000
Total assets		(3,895,000,000)		9,219,000,000	12,280,000,000
Liabilities:
Future policy benefits for life and accident and health insurance contracts		(6,748,000,000)		6,519,000,000	10,522,000,000
Policyholder contract deposits		(2,908,000,000)		(5,301,000,000)	(6,471,000,000)
Market risk benefit liabilities, at fair value		4,736,000,000		7,499,000,000	8,739,000,000
Other policyholder funds		(446,000,000)		30,000,000	248,000,000
Total liabilities		(5,065,000,000)		9,075,000,000	13,437,000,000
Shareholders’ net investment(h)		2,086,000,000		2,078,000,000	1,192,000,000
Accumulated other comprehensive income (loss)		(916,000,000)		(1,934,000,000)	(2,349,000,000)
Total Corebridge Shareholders' equity		1,170,000,000		144,000,000	(1,157,000,000)
Total equity		1,170,000,000		144,000,000	(1,157,000,000)
Total liabilities, redeemable noncontrolling interest and equity		(3,895,000,000)		9,219,000,000	12,280,000,000
Revision of Prior Period, Change in Accounting Principle, Adjustment
Liabilities:
Shareholders’ net investment(h)					1,200,000,000
Accumulated other comprehensive income (loss)					(2,300,000,000)
Fortitude RE
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	27,238,000,000	26,844,000,000		34,102,000,000	36,824,000,000	$ 15,000,000
Fortitude RE | Cumulative effect of change in accounting principle
Assets:
Reinsurance assets, net of allowance for credit losses and disputes					158,000,000
Fortitude RE | As Previously Reported
Assets:
Reinsurance assets, net of allowance for credit losses and disputes		27,794,000,000		28,472,000,000	29,158,000,000
Fortitude RE | Cumulative effect adjustments
Assets:
Reinsurance assets, net of allowance for credit losses and disputes		(950,000,000)		5,630,000,000	7,666,000,000
Excluding Fortitude
Liabilities:
Other liabilities	$ 8,705,000,000	9,076,000,000		10,231,000,000	10,353,000,000
Excluding Fortitude | As Previously Reported
Liabilities:
Other liabilities		8,775,000,000		9,903,000,000	9,954,000,000
Excluding Fortitude | Cumulative effect adjustments
Liabilities:
Other liabilities		$ 301,000,000		$ 328,000,000	$ 399,000,000